Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

(C.5) Income Taxes

y Accounting Policies, Judgments, and Estimates

We are subject to changing tax laws in multiple jurisdictions within the countries in which we operate. Our ordinary business activities also include transactions where the ultimate tax outcome is uncertain due to different interpretations of tax laws, such as those involving transfer pricing and intercompany transactions between SAP Group entities. In addition, the amount of income taxes we pay is generally subject to ongoing audits by domestic and foreign tax authorities. In determining our worldwide income tax provisions, judgment is involved in assessing whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and whether to reflect the respective effect of uncertainty based on the most likely amount or the expected value. In applying these judgments, we consider the nature and the individual facts and circumstances of each uncertain tax treatment as well as the specifics of the respective jurisdiction, including applicable tax laws and our interpretation thereof.

The assessment whether a deferred tax asset is impaired requires judgment, as we need to estimate future taxable profits to determine whether the utilization of the deferred tax asset is probable. In evaluating our ability to utilize our deferred tax assets, we consider all available positive and negative evidence, including the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable. Our judgment regarding future taxable income is based on assumptions about future market conditions and future profits of SAP.

SAP has applied the mandatory exception to recognizing and disclosing information about deferred tax assets and liabilities related to the global minimum tax.

Judgment is also required in evaluating whether interest or penalties related to income taxes meet the definition of income taxes, and, if not, whether it is of financial nature. In this judgment, we particularly consider applicable local tax laws and interpretations on IFRS by national standard setters in the area of group financial reporting.

Tax Expense by Geographic Location

€ millions	2024	2023	2022
Current tax expense
Germany	418	596	539
Foreign	1,516	1,356	1,165
Total current tax expense	1,934	1,952	1,704
Deferred tax expense/income
Germany	-67	74	86
Foreign	-253	-285	-344
Total deferred tax income	-320	-211	-258
 Total income tax expense	1,614	1,741	1,446

Major Components of Tax Expense

€ millions	2024	2023	2022
Current tax expense/income
Tax expense for current year	1,881	1,935	1,717
Taxes for prior years	53	17	-13
Total current tax expense	1,934	1,952	1,704
Deferred tax expense/income
Origination and reversal of temporary differences	-258	-222	-216
Unused tax losses, research and development tax credits, and foreign tax credits	-62	11	-42
Total deferred tax income	-320	-211	-258
 Total income tax expense	1,614	1,741	1,446

Profit Before Tax by Geographic Location

€ millions	2024	2023	2022
Germany	-1,078	1,201	1,814
Foreign	5,842	4,140	2,699
 Total	4,764	5,341	4,513

The following table reconciles the expected income tax expense, computed by applying our combined German tax rate of 26.7% (2023: 26.5%; 2022: 26.4%), to the actual income tax expense. Our 2024 combined German tax rate includes a corporate income tax rate of 15.0% (2023: 15.0%; 2022: 15.0%), plus a solidarity surcharge of 5.5% (2023: 5.5%; 2022: 5.5%) thereon, and trade taxes of 10.8% (2023: 10.7%; 2022: 10.6%).

Relationship Between Tax Expense and Profit Before Tax

€ millions, unless otherwise stated	2024	2023	2022
 Profit before tax from continuing operations	4,764	5,341	4,513
Tax expense at applicable tax rate of 26.7% (2023: 26.5%; 2022: 26.4%)	1,270	1,418	1,193
Tax effect of:
Foreign tax rates	-220	-210	-134
Non-deductible expenses	325	241	138
Tax-exempt income	-208	-77	297
Withholding taxes	465	297	176
Research and development and foreign tax credits	-91	-89	-84
Prior-year taxes	-70	-8	4
Assessment of deferred tax assets, research and development tax credits, and foreign tax credits	100	138	-124
Other	43	31	-20
 Total income tax expense	1,614	1,741	1,446
Effective tax rate (in %)	33.9	32.6	32.0

Components of Recognized Deferred Tax Assets and Liabilities

€ millions	2024	2023
Deferred tax assets
Intangible assets	1,120	1,074
Property, plant, and equipment	39	37
Leases	374	379
Other financial assets[1]	69	85
Trade and other receivables[1]	79	61
Other non-financial assets[1]	48	27
Pension provisions	215	211
Share-based compensation	313	267
Contract liabilities[1]	928	813
Trade and other payables[1]	148	188
Financial liabilities[1]	138	164
Other non-financial liabilities[1]	844	679
Provisions[1]	107	21
Net operating loss carryforwards[1]	310	151
Research and development and foreign tax credits	80	44
Total deferred tax assets (gross)	4,812	4,201
Netting	-2,136	-2,004
/ Total deferred tax assets (net)	2,676	2,197
Deferred tax liabilities
Intangible assets	596	581
Property, plant, and equipment	80	89
Leases[1]	336	334
Other financial assets[1]	249	199
Trade and other receivables[1]	79	135
Other non-financial assets[1]	739	648
Pension provisions	28	33
Share-based compensation[1]	5	6
Contract liabilities[1]	21	10
Trade and other payables[1]	44	42
Financial liabilities[1]	157	191
Other non-financial liabilities[1]	12	1
Provisions[1]	5	2
Total deferred tax liabilities (gross)	2,351	2,271
Netting	-2,136	-2,004
/ Total deferred tax liabilities (net)	215	267

[1] Prior-period comparative amounts have been adjusted for a more transparent and detailed presentation of the Components of Recognized Deferred Tax Assets and Liabilities in line with our Consolidated Statements of Financial Position, without effecting net amounts. For more information about further adjustments of prior-period comparative amounts, see Note (D.1).

Movement of Deferred Tax Assets and Liabilities

€ millions	2024	2023	2022
Total deferred tax assets (net) at the beginning of the period	1,930	1,854	1,490
Change in items of the consolidated income statements	320	211	258
Change in items of the consolidated statements of comprehensive income	-2	34	-39
Change in items of the consolidated statements of changes in equity	155	53	0
Change in consolidated companies	-9	-128	81
Other changes (includes mainly currency translation differences)	67	-94	64
Total deferred tax assets (net) at the end of the period	2,461	1,930	1,854

Items Not Resulting in a Deferred Tax Asset

€ millions	2024	2023	2022
Unused tax losses
Not expiring	291	151	315
Expiring in the following year	4	28	14
Expiring after the following year	392	216	344
Total unused tax losses	687	395	673
Deductible temporary differences	375	325	378
Unused research and development and foreign tax credits
Not expiring	41	59	9
Expiring after the following year	8	5	20
Total unused tax credits	49	64	29

Of the unused tax losses, €146 million (2023: €181 million; 2022: €276 million) relate to U.S. state tax loss carryforwards.

In 2024, SAP Group entities that suffered a tax loss in either the current or the preceding period recognized deferred tax assets amounting to €494 million (2023: €90 million; 2022: €17 million) in excess of deferred tax liabilities. The tax loss mainly results from restructuring expenses, and it is probable that sufficient future taxable profit will be available to allow the benefit of the deferred tax assets to be utilized.

We have not recognized a deferred tax liability on approximately €19.57 billion (2023: €22.15 billion) for undistributed profits of our subsidiaries, because we are in a position to control the timing of the reversal of the temporary difference and it is probable that such differences will not reverse in the foreseeable future.

Income Tax-Related Litigation

We are subject to ongoing tax audits by domestic and foreign tax authorities. Currently, we are in dispute with the German and foreign tax authorities. The disputes almost exclusively pertain to deductibility of intercompany royalty payments, intercompany services, and other payments. In all cases, we expect that a favorable outcome can only be achieved through litigation. For all of these matters, we have not recorded a provision as we believe that the tax authorities’ claims have no merit and that no adjustment is warranted. If, contrary to our view, the tax authorities were to prevail in their arguments before the court, we would expect to have an additional expense of approximately €1,250 million (2023: €1,815 million) in total (including related interest expenses and penalties of €726 million (2023: €1,003 million)).